CONSOLIDATED STATEMENT OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
REVENUE	$ 628,907,000	$ 601,161,000	$ 330,122,000
Commodity risk management contracts	(22,523,000)	16,173,000	(15,448,000)
Production and operating costs	(168,964,000)	(174,260,000)	(98,987,000)
Geological and geophysical expenses	(18,593,000)	(13,951,000)	(7,694,000)
Administrative expenses	(60,818,000)	(52,074,000)	(42,054,000)
Selling expenses	(14,113,000)	(4,023,000)	(1,136,000)
Depreciation	(105,532,000)	(92,240,000)	(74,885,000)
Write-off of unsuccessful exploration efforts	(18,290,000)	(26,389,000)	(5,834,000)
Impairment loss (recognized) reversed for non-financial assets	(7,559,000)	4,982,000	0
Other expenses	(1,840,000)	(2,887,000)	(5,088,000)
OPERATING PROFIT	210,675,000	256,492,000	78,996,000
Financial expenses	(41,070,000)	(39,321,000)	(53,511,000)
Financial income	2,360,000	3,059,000	2,016,000
Foreign exchange loss	(2,446,000)	(11,323,000)	(2,193,000)
PROFIT BEFORE INCOME TAX	169,519,000	208,907,000	25,308,000
Income tax expense	(111,762,000)	(106,240,000)	(43,145,000)
PROFIT (LOSS) FOR THE YEAR	57,757,000	102,667,000	(17,837,000)
Attributable to:
Owners of the Company	$ 57,757,000	72,415,000	(24,228,000)
Non-controlling interest		$ 30,252,000	$ 6,391,000
Earnings (Losses) per share (in US$) for profit (loss) attributable to owners of the Company. Basic	$ 0.96	$ 1.19	$ (0.40)
Earnings (Losses) per share (in US$) for profit (loss) attributable to owners of the Company. Diluted	$ 0.92	$ 1.11	$ (0.40)